Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Company	$ 33,048,423	$ 29,067,673
Participants	50,404,980	44,512,795
Rollovers	10,724,374	8,327,776
Total contributions	94,177,777	81,908,244
Deductions from net assets attributed to:
Distributions to participants	219,161,931	192,758,241
Administrative expenses	737,378	603,861
Total deductions	219,899,309	193,362,102
Investment income, from interest in Master Trust	229,666,118	210,264,880
Interest income on notes receivable from participants	930,537	701,186
Transfers to the Plan (Note 6)	85,283,898	18,790,794
Net increase	190,159,021	118,303,002
Net assets available for benefits - beginning on year	1,398,076,373	1,279,773,371
Net assets available for benefits - end of year	$ 1,588,235,394	$ 1,398,076,373